GOODWILL AND INTANGIBLE ASSETS (FY)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
NOTE 6. GOODWILL AND INTANGIBLE ASSETS

Goodwill

Changes in the carrying value of goodwill, by reportable segment, were as follows (in thousands):

	Brand Direct	Marketplace	Other	Total
Balance, January 1, 2019	$8,616	$2,937	$550	$12,103
Additions (Note 8)	—	29,723	—	29,723
Balance, December 31, 2019	8,616	32,660	550	41,826
Additions (Note 8)	—	—	3,078	3,078
Balance, December 31, 2020	$8,616	$32,660	3,628	$44,904

The carrying amount of goodwill for all reporting units had no accumulated impairments as of December 31, 2020 and December 31, 2019.

Intangible assets

Finite-lived intangible assets consisted of the following (in thousands):

		December 31, 2020			December 31, 2019
	Amortization Period (Years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Intangible assets subject to amortization:
Technology	3 to 5	$48,008	$(21,454)	$26,554	$47,946	$(9,751)	$38,195
Customer relationships	1 to 12	21,794	(6,749)	15,045	19,583	(3,078)	16,505
Brand	1 to 5	4,295	(961)	3,334	4,187	(2,556)	1,631
Non-competition agreements	-3-	2,105	(591)	1,514	1,815	(211)	1,604
Total		$76,202	$(29,755)	$46,447	$73,531	$(15,596)	$57,935

Amortization expense for finite-lived intangible assets is recorded on a straight-line basis. Amortization expense related to finite-lived intangible assets was $14.2 million and$8.0 million for the years ended December 31, 2020 and 2019, respectively.

Amortization expense relating to intangible assets subject to amortization for each of the next five years and thereafter is estimated to be as follows (in thousands):

	2021	2022	2023	2024	2025 and Thereafter
Amortization expense	$13,058	$12,154	$9,134	$6,585	$5,474

Impairment analysis

For the year ended December 31, 2020, there were no events or changes in circumstances to indicate that goodwill or intangible assets were impaired.